Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X MSCI Vietnam ETF (VNAM) (the “Fund”)

SUPPLEMENT DATED NOVEMBER 22, 2023
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2022, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

The following updates to the Summary Prospectus, Statutory Prospectus and/or SAI are effective December 1, 2023 and are intended to reflect the recently announced change to the methodology of the Underlying Index.

1. The name of the Underlying Index is hereby changed to “MSCI Vietnam Select 25/50 Index.”

2. The last sentence of the second paragraph of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted and replaced with the following:

“The Underlying Index follows a rules-based methodology that is designed to select all securities that satisfy the above criteria and which have a market capitalization greater than or equal to the 85th percentile of listed frontier market securities, have an annual traded value ratio (a measure of liquidity calculated by the Index Provider) greater than or equal to 15%, and have traded on greater than or equal to 50% of trading days over the past twelve months.”

3. The last three sentences of the third paragraph of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted and replaced with the following:

“The Underlying Index may include large- and mid-capitalization companies, and components primarily include financials and real estate companies. As of December 1, 2023, the Underlying Index is expected to hold 57 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.”

4. The last paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced by the following:

“The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 1, 2023, the Underlying Index is expected to concentrate its investments in the real estate management and development industry and had significant exposure to the financials and real estate sectors. As of December 1, 2023, the constituents of the Underlying Index that are categorized as being part of the real estate management and development industry include companies that are involved in construction and development of apartments, shopping malls, hotels, office buildings, trade centers, retail complexes and other commercial properties. In addition, these companies may be involved in property management, brokerage and leasing services. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.”

5. In the “SUMMARY OF PRINCIPAL RISKS” section of the Fund’s Summary Prospectus and Statutory Prospectus, under the heading “Capitalization Risk,” the risk titled “Small Capitalization Companies Risk” is hereby deleted.

6. The section of the Statutory Prospectus and the SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS” relating to the Underlying Index is hereby deleted in its entirety and replaced with the following:

MSCI Vietnam Select 25/50 Index
The MSCI Vietnam Select 25/50 Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the MSCI Vietnam Select 25/50 Index. The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined solely by MSCI. The country classification of a company is generally determined by MSCI using the company’s country of incorporation and the primary listing of its securities. MSCI will classify a company in the country of incorporation if its securities have a primary listing in that country. In such cases where a company’s securities have a primary listing outside of the country of incorporation, additional criteria such as the location of the company’s headquarters and the geographic distribution of its operations (e.g. assets and revenues), management, and shareholder base are considered by the Index Provider for classification purposes. The MSCI Vietnam Select 25/50 Index follows a rules-based methodology that is designed to select all securities that satisfy the above criteria and which have a market capitalization greater than or equal to the 85th percentile of listed frontier market securities, have an annual traded value ratio (a measure of liquidity calculated by MSCI) greater than or equal to 15%, and have traded on greater than or equal to 50% of trading days over the past twelve months.

The MSCI Vietnam Select 25/50 Index is weighted according to each component's free-float adjusted market capitalization. Free-float adjusted market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). In addition, a liquidity discount factor based on the security’s annual traded value ratio (“ATVR”) is applied. ATVR is a liquidity metric calculated by MSCI. The liquidity discount factor is applied to each company’s free float market capitalization for the purposes of calculating the allocated index weight to each constituent, such that the allocated index weight is lower for less liquid securities (and higher for more liquid securities) than it would otherwise be. The weights are further modified for diversification purposes, so that, as of the rebalance date, no group entity (defined by MSCI as companies that are jointly controlled by a single parent company) constitutes more than 25% of the MSCI Vietnam Select 25/50 Index and so that, in the aggregate, the individual group entities that would represent more than 5% of the MSCI Vietnam Select 25/50 Index represent no more than 50% of the MSCI Vietnam Select 25/50 Index ("25/50 Cap"). The MSCI Vietnam Select 25/50 Index and the Fund are reconstituted and re-weighted quarterly. The MSCI Vietnam Select 25/50 Index may include large- and mid-capitalization companies, and components primarily include financials and real estate companies. As of December 1, 2023, the MSCI Vietnam Select 25/50 Index is expected to have 57 constituents.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X MSCI Vietnam ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Vietnam ETF
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Underlying Index follows a rules-based methodology that is designed to select all securities that satisfy the above criteria and which have a market capitalization greater than or equal to the 85th percentile of listed frontier market securities, have an annual traded value ratio (a measure of liquidity calculated by the Index Provider) greater than or equal to 15%, and have traded on greater than or equal to 50% of trading days over the past twelve months.”“The Underlying Index may include large- and mid-capitalization companies, and components primarily include financials and real estate companies. As of December 1, 2023, the Underlying Index is expected to hold 57 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.”“The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 1, 2023, the Underlying Index is expected to concentrate its investments in the real estate management and development industry and had significant exposure to the financials and real estate sectors. As of December 1, 2023, the constituents of the Underlying Index that are categorized as being part of the real estate management and development industry include companies that are involved in construction and development of apartments, shopping malls, hotels, office buildings, trade centers, retail complexes and other commercial properties. In addition, these companies may be involved in property management, brokerage and leasing services. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.”
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The name of the Underlying Index is hereby changed to “MSCI Vietnam Select 25/50 Index.”
Global X Funds | Global X MSCI Vietnam ETF | Global X MSCI Vietnam ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VNAM